INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes
	Year ended December 31
	2024	2023
Domestic - Israel	12,156	4,769
Foreign
Cayman Islands	$4,161	$-
Chinese Subsidiary	192	307
Total	$16,509	$5,076

Schedule of Effective Benefit (Expense) Taxes
	Year ended December 31
	2024	2023
Loss before income taxes	$(16,509)	$(5,076)
Statutory tax rate	23%	23%
Computed “expected” tax income	(3,797)	(1,167)
Exchange rate differences	(21)	120
Non-deductible share-based compensation	1,373	30
Non-deductible financial instruments valuation	32	21
Effect of other non-deductible differences	78	112
Change in valuation allowance	1,392	922
Subsidiaries tax rate differences	953	(6)
Reported taxes on income	$10	$32

Schedule of Company's Deferred Tax Assets
	December 31
	2024	2023
Deferred tax assets
Operating loss carryforwards	$5,800	$4,405
Research and development	902	780
Accrued expenses	104	304
Bonus accrual	52	-
Lease liability	121	39
Other	42	25
Total deferred tax assets	$7,021	$5,553

Deferred tax liabilities
Right of use asset	(122)	(46)
Total deferred tax liabilities	$(122)	$(46)

Valuation allowance	$(6,899)	$(5,507)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Reconciliation of the Beginning and Ending Valuation Allowance
Balance as of December 31, 2022	$(4,585)
Additions	(922)
Balance as of December 31, 2023	$(5,507)
Additions	(1,392)
Balance as of December 31, 2024	$(6,899)